SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	5 years